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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08413

Evergreen Equity Trust
______________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116
______________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116
______________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 2 of its series, Evergreen Utility and Telecommunications Fund and Evergreen Health Care Fund for the year ended April 30, 2008. These 2 series have an October 31, fiscal year end.

Date of reporting period: April 30, 2008

Item 1 - Reports to Stockholders.

Evergreen Utility and Telecommunications Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC's Web site at http://www.sec.gov. The fund's proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief

Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Utility and Telecommunications Fund for the six-month period ended April 30, 2008 (the “six-month period”).

U.S. equity prices fell over the six-month period in the face of heightened investor anxieties about economic threats that first surfaced in housing and the subprime mortgages. Most major stock market benchmarks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month on hopes that the aggressive actions of the Federal Reserve Board (the “Fed”) would help avert a significant economic slump and stabilize the economy. For the full six-month period, however, stock valuations fell across all market capitalizations, investment styles and regions. Widespread credit problems, meanwhile, exerted a major influence on the fixed income markets. Treasuries and other high-quality securities rallied, while the prices of corporate bonds and many asset-backed securities fell in a general investor flight to quality. As occurred i n the equity market, these general trends reversed themselves in the final month of the six-month period, with high yield corporate bonds and other credit-sensitive securities rallying. Over the six-month period, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After growing briskly during the early months of 2007, the U.S. economy slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial

1

LETTER TO SHAREHOLDERS continued

activity dried up, accentuating the weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, managers of Evergreen’s sector funds focused on specific areas of the equity markets. The team supervising Evergreen Health Care Fund, for example, kept the fund well-diversified among health care corporations of different sizes, geographies and industry groups. At the same time, managers of Evergreen Utility and Telecommunications Fund emphasized companies with improving business fundamentals.

The experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften

2

LETTER TO SHAREHOLDERS continued

the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Crow Point Partners, LLC

Portfolio Manager:

• Timothy P. O’Brien, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/4/1994

	Class A	Class B	Class C	Class I
Class inception date	1/4/1994	1/4/1994	9/2/1994	2/28/1994

Nasdaq symbol	EVUAX	EVUBX	EVUCX	EVUYX

6-month return with sales charge	-10.65%	-10.20%	-6.49%	N/A

6-month return w/o sales charge	-5.20%	-5.51%	-5.55%	-5.08%

Average annual return*

1-year with sales charge	-5.12%	-4.89%	-1.05%	N/A

1-year w/o sales charge	0.66%	-0.07%	-0.09%	0.96%

5-year	22.68%	23.09%	23.23%	24.50%

10-year	8.49%	8.33%	8.33%	9.42%

Maximum sales charge	5.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

*	Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Utility and Telecommunications Fund Class A shares versus a similar investment in the S&P 500 Index (S&P 500), the S&P Utilities Index (S&P Utilities) and the Consumer Price Index (CPI).

The S&P 500 and the S&P Utilities are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of April 30, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class A	$ 1,000.00	$ 948.02	$ 5.09
Class B	$ 1,000.00	$ 944.91	$ 8.70
Class C	$ 1,000.00	$ 944.48	$ 8.70
Class I	$ 1,000.00	$ 949.15	$ 3.93
Hypothetical (5% return before expenses)
Class A	$ 1,000.00	$ 1,019.64	$ 5.27
Class B	$ 1,000.00	$ 1,015.91	$ 9.02
Class C	$ 1,000.00	$ 1,015.91	$ 9.02
Class I	$ 1,000.00	$ 1,020.84	$ 4.07

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.05% for Class A, 1.80% for Class B, 1.80% for Class C and 0.81% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.69	$13.63	$12.03	$9.54	$7.67	$6.40

Income from investment operations
Net investment income (loss)	0.35	0.75	1.15[1]	0.41	0.21	0.17
Net realized and unrealized gains or losses on investments	(1.22)	3.23	1.35	2.49	1.87	1.27

Total from investment operations	(0.87)	3.98	2.50	2.90	2.08	1.44

Distributions to shareholders from
Net investment income	(0.15)	(0.92)	(0.90)	(0.41)	(0.21)	(0.17)

Net asset value, end of period	$15.67	$16.69	$13.63	$12.03	$9.54	$7.67

Total return[2]	(5.20)%	29.97%	21.67%	30.67%	27.44%	22.99%

Ratios and supplemental data
Net assets, end of period (thousands)	$467,544	$507,539	$329,166	$263,563	$195,751	$164,414
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.05%[3]	1.04%	1.11%	1.08%	1.32%	1.58%
Expenses excluding waivers/reimbursements and expense reductions	1.09%[3]	1.09%	1.20%	1.24%	1.50%	1.66%
Net investment income (loss)	4.51%[3]	5.12%	9.05%	3.71%	2.43%	2.55%
Portfolio turnover rate	80%	75%	121%	106%	49%	177%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.69	$13.63	$12.03	$9.55	$7.67	$6.40

Income from investment operations
Net investment income (loss)	0.28[1]	0.69	1.09[1]	0.33	0.15	0.12
Net realized and unrealized gains or losses on investments	(1.20)	3.16	1.32	2.48	1.88	1.27

Total from investment operations	(0.92)	3.85	2.41	2.81	2.03	1.39

Distributions to shareholders from
Net investment income	(0.10)	(0.79)	(0.81)	(0.33)	(0.15)	(0.12)

Net asset value, end of period	$15.67	$16.69	$13.63	$12.03	$9.55	$7.67

Total return[2]	(5.51)%	28.91%	20.85%	29.66%	26.69%	22.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$58,392	$77,683	$69,496	$66,717	$60,169	$58,975
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.80%[3]	1.79%	1.86%	1.77%	2.03%	2.30%
Expenses excluding waivers/reimbursements and expense reductions	1.80%[3]	1.79%	1.90%	1.93%	2.21%	2.38%
Net investment income (loss)	3.59%[3]	4.32%	8.60%	2.98%	1.73%	1.87%
Portfolio turnover rate	80%	75%	121%	106%	49%	177%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.69	$13.63	$12.04	$9.56	$7.68	$6.41

Income from investment operations
Net investment income (loss)	0.29	0.67[1]	1.00[1]	0.33	0.15	0.13
Net realized and unrealized gains or losses on investments	(1.22)	3.19	1.41	2.48	1.88	1.26

Total from investment operations	(0.93)	3.86	2.41	2.81	2.03	1.39

Distributions to shareholders from
Net investment income	(0.10)	(0.80)	(0.82)	(0.33)	(0.15)	(0.12)

Net asset value, end of period	$15.66	$16.69	$13.63	$12.04	$9.56	$7.68

Total return[2]	(5.55)%	28.99%	20.77%	29.63%	26.66%	22.07%

Ratios and supplemental data
Net assets, end of period (thousands)	$117,782	$123,039	$45,765	$26,619	$13,168	$11,831
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.80%[3]	1.79%	1.86%	1.80%	2.03%	2.30%
Expenses excluding waivers/reimbursements and expense reductions	1.80%[3]	1.79%	1.90%	1.96%	2.21%	2.38%
Net investment income (loss)	3.77%[3]	4.33%	7.92%	3.11%	1.72%	1.80%
Portfolio turnover rate	80%	75%	121%	106%	49%	177%

[1]	Net investment income (loss) per share is based on average shares outstanding during the period.
[2]	Excluding applicable sales charges
[3]	Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$16.72	$13.65	$12.04	$9.55	$7.68	$6.40

Income from investment operations
Net investment income (loss)	0.41[2]	0.78	1.26[2]	0.43	0.22[2]	0.20
Net realized and unrealized gains or losses on investments	(1.27)	3.24	1.28	2.50	1.88	1.27

Total from investment operations	(0.86)	4.02	2.54	2.93	2.10	1.47

Distributions to shareholders from
Net investment income	(0.16)	(0.95)	(0.93)	(0.44)	(0.23)	(0.19)

Net asset value, end of period	$15.70	$16.72	$13.65	$12.04	$9.55	$7.68

Total return	(5.08)%	30.24%	22.09%	31.01%	27.76%	23.49%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,515	$3,677	$2,606	$7,168	$2,367	$689
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.81%[1]	0.79%	0.86%	0.81%	0.98%	1.30%
Expenses excluding waivers/reimbursements and expense reductions	0.81%[1]	0.79%	0.90%	0.97%	1.16%	1.38%
Net investment income (loss)	5.49%[1]	5.31%	9.98%	4.42%	2.57%	2.86%
Portfolio turnover rate	80%	75%	121%	106%	49%	177%

[1]	Annualized
[2]	Net investment income (loss) per share is based on average shares outstanding during the period.

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

April 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 94.6%
CONSUMER DISCRETIONARY 2.6%
Media 2.6%
DISH Network Corp., Class A	150,000	$4,476,000
Vivendi SA	300,000	12,174,165

		16,650,165

ENERGY 6.9%
Oil, Gas & Consumable Fuels 6.9%
El Paso Corp.	100,000	1,714,000
Genesis Energy, LP ρ	336,664	6,477,416
Kodiak Oil & Gas Corp.	100,000	322,000
Rex Energy Corp.	200,000	4,340,000
Southwestern Energy Co. * ρ	750,000	31,732,500

		44,585,916

FINANCIALS 7.3%
Commercial Banks 2.2%
Intesa Sanpaolo SpA *	2,000,000	14,172,839

Consumer Finance 5.0%
Visa, Inc., Class A *	387,500	32,336,875

Real Estate Investment Trusts 0.1%
American Campus Communities, Inc.	35,000	1,068,550

TELECOMMUNICATION SERVICES 21.8%
Diversified Telecommunication Services 14.7%
AT&T, Inc.	225,000	8,709,750
Fairpoint Communications, Inc.	1,885	17,361
Shenandoah Telecommunications Co. ρ +	720,000	9,763,200
Swisscom AG	30,000	10,664,873
Tele2 AB	2,000,000	44,474,798
TeliaSonera AB	2,000,000	17,823,233
Verizon Communications, Inc.	100,000	3,848,000
Windstream Corp.	25,848	303,455

		95,604,670

Wireless Telecommunication Services 7.1%
American Tower Corp., Class A *	225,000	9,769,500
Centennial Communications Corp. * ρ	700,000	4,242,000
Rogers Communications, Inc., Class B	450,000	20,079,000
SBA Communcations Corp. *	175,000	5,659,500
Vodafone Group plc	2,000,000	6,358,626

		46,108,626

UTILITIES 56.0%
Electric Utilities 31.1%
Allegheny Energy, Inc. *	200,000	10,760,000
DPL, Inc. ρ	350,000	9,740,500

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
E.ON AG	50,000	$10,173,156
E.ON AG, ADR	65,000	4,283,175
Edison International	150,000	7,825,500
El Paso Electric Co. *	95,000	2,144,150
Enel SpA	1,200,000	13,056,757
Entergy Corp.	200,000	22,972,000
Exelon Corp. ρ	300,000	25,644,000
FirstEnergy Corp.	375,000	28,365,000
Fortum Oyj	400,000	16,979,387
FPL Group, Inc.	300,000	19,887,000
ITC Holdings Corp. ρ	155,000	8,645,900
Maine & Maritimes Corp. *	2,365	83,792
Red Electrica de Espana SA	200,000	12,985,153
Westar Energy, Inc. ρ	361,982	8,394,363

		201,939,833

Gas Utilities 1.8%
Enagas SA	83,000	2,519,356
EnergySouth, Inc.	27,600	1,491,780
Questar Corp.	127,000	7,877,810

		11,888,946

Independent Power Producers & Energy Traders 5.9%
Calpine Corp. * ρ	826,276	16,277,637
Canadian Hydro Developers, Inc. *	105,000	608,817
Constellation Energy Group, Inc.	250,000	21,162,500

		38,048,954

Multi-Utilities 16.3%
Florida Public Utilities Co.	25,000	277,500
National Grid Transco plc, ADR ρ	165,000	11,673,750
PG&E Corp.	450,000	18,000,000
PNM Resources, Inc.	41,400	599,886
Public Service Enterprise Group, Inc.	603,410	26,495,733
Sempra Energy	200,000	11,334,000
SUEZ	400,000	28,330,111
Wisconsin Energy Corp.	190,000	9,017,400

		105,728,380

Water Utilities 0.9%
American Water Works Co., Inc.	220,000	4,635,400
Pennichuck Corp.	50,000	1,156,500

		5,791,900

Total Common Stocks (cost $497,431,264)		613,925,654

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS 0.5%
FINANCIALS 0.5%
Real Estate Investment Trusts 0.5%
Annaly Capital Management, Inc., 6.00%, 12/31/2049 (cost $2,500,000)	100,000	$3,412,500

PREFERRED STOCKS 1.0%
UTILITIES 1.0%
Electric Utilities 0.8%
Carolina Power & Light Co., 5.00%	2,000	179,875
Central Illinois Public Service Co., 4.92%	11,000	990,000
Connecticut Light & Power, Ser. 54E, 2.06%	3,925	146,942
Consolidated Edison, Inc., 5.00%	20,650	1,862,630
Entergy Arkansas, Inc., Ser. 1965, 4.56%	1,673	136,768
Pacific Gas & Electric Co., Ser. I, 4.36%	31,400	603,665
Southern California Edison Co., Ser. B, 4.08%	1,200	21,960
Union Electric Co., 4.56%	9,600	720,000
Union Electric Co., Ser. 1969, 4.00%	6,300	415,800

		5,077,640

Multi-Utilities 0.2%
Public Service Company of New Mexico, Ser. 1965, 4.58%	18,000	1,650,938

Total Preferred Stocks (cost $6,697,578)		6,728,578

	Principal Amount	Value

CONVERTIBLE DEBENTURES 1.5%
ENERGY 1.5%
Oil, Gas & Consumable Fuels 1.5%
McMoRan Exploration Co., 5.25%, 10/06/2011 144A +	$5,000,000	8,512,500
Peabody Energy Corp., 4.75%, 12/15/2066	1,000,000	1,240,000

Total Convertible Debentures (cost $6,668,750)		9,752,500

SHORT-TERM INVESTMENTS 22.3%
CORPORATE BONDS 1.6%
Premier Asset Collateralized Entity, LLC, FRN, SIV, 2.70%, 05/15/2008 ρρ +	3,000,000	2,999,028
Sigma Finance, Inc., FRN, SIV, 2.34%, 06/16/2008 ρρ +	5,000,000	4,925,000
Toyota Motor Credit Corp., FRN, 2.25%, 05/08/2008 ρρ	2,000,000	1,999,974

		9,924,002

	Shares	Value

MUTUAL FUND SHARES 20.7%
BGI Prime Money Market Fund, Premium Shares, 2.82% q ρρ	19,950,317	19,950,317
BlackRock Liquidity TempFund, Institutional Class, 2.88% q ρρ	19,952,234	19,952,234

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

April 30, 2008 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES continued
Evergreen Institutional Money Market Fund, Class I, 2.78% q ø ρρ	74,578,945	$74,578,945
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.93% q ρρ	20,082,323	20,082,323

		134,563,819

Total Short-Term Investments (cost $144,563,838)		144,487,821

Total Investments (cost $657,861,430) 119.9%		778,307,053
Other Assets and Liabilities (19.9%)		(129,074,412)

Net Assets 100.0%		$649,232,641

ρ	All or a portion of this security is on loan.
*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

The following table shows the percent of total long-term investments by industry as of April 30, 2008:

Electric Utilities	32.7%
Multi-Utilities	16.9%
Diversified Telecommunication Services	15.1%
Oil, Gas & Consumable Fuels	8.6%
Wireless Telecommunication Services	7.3%
Independent Power Producers & Energy Traders	6.0%
IT Services	5.1%
Media	2.6%
Commercial Banks	2.2%
Gas Utilities	1.9%
Water Utilities	0.9%
Real Estate Investment Trusts	0.7%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $583,282,485) including $72,416,554 of securities loaned	$703,728,108
Investments in affiliated money market fund, at value (cost $74,578,945)	74,578,945

Total investments	778,307,053
Segregated cash	56,531
Foreign currency, at value (cost $4,248,634)	4,249,180
Receivable for securities sold	33,908,367
Receivable for Fund shares sold	759,143
Dividends and interest receivable	5,148,031
Receivable for securities lending income	454,726
Prepaid expenses and other assets	22,416

Total assets	822,905,447

Liabilities
Payable for securities purchased	69,752,233
Payable for Fund shares redeemed	830,878
Payable for securities on loan	102,355,197
Written options, at value (premiums received $34,032)	159,525
Due to custodian bank	487,340
Advisory fee payable	7,421
Distribution Plan expenses payable	7,974
Due to other related parties	2,508
Accrued expenses and other liabilities	69,730

Total liabilities	173,672,806

Net assets	$649,232,641

Net assets represented by
Paid-in capital	$588,749,822
Undistributed net investment income	8,296,491
Accumulated net realized losses on investments	(68,088,853)
Net unrealized gains on investments	120,275,181

Total net assets	$649,232,641

Net assets consists of
Class A	$467,543,726
Class B	58,392,153
Class C	117,781,728
Class I	5,515,034

Total net assets	$649,232,641

Shares outstanding (unlimited number of shares authorized)
Class A	29,830,173
Class B	3,725,987
Class C	7,519,356
Class I	351,186

Net asset value per share
Class A	$15.67
Class A — Offering price (based on sales charge of 5.75%)	$16.63
Class B	$15.67
Class C	$15.66
Class I	$15.70

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,141,035)	$16,214,243
Securities lending	932,244
Income from affiliate	562,672
Interest	198,333

Total investment income	17,907,492

Expenses
Advisory fee	1,355,719
Distribution Plan expenses
Class A	674,033
Class B	319,171
Class C	578,878
Administrative services fee	322,387
Transfer agent fees	657,160
Trustees’ fees and expenses	7,126
Printing and postage expenses	54,108
Custodian and accounting fees	107,935
Registration and filing fees	50,763
Professional fees	21,114
Interest expense	1,307
Other	6,891

Total expenses	4,156,592
Less: Expense reductions	(16,186)
Expense reimbursements	(96,783)

Net expenses	4,043,623

Net investment income	13,863,869

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	15,440,700
Foreign currency related transactions	533,002
Written options	(360,501)

Net realized gains on investments	15,613,201
Net change in unrealized gains or losses on investments	(68,966,801)

Net realized and unrealized gains or losses on investments	(53,353,600)

Net decrease in net assets resulting from operations	$(39,489,731)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007

Operations
Net investment income		$13,863,869		$30,095,339
Net realized gains on investments		15,613,201		19,563,278
Net change in unrealized gains or losses on investments		(68,966,801)		98,242,112

Net increase (decrease) in net assets resulting from operations		(39,489,731)		147,900,729

Distributions to shareholders from
Net investment income
Class A		(4,377,188)		(26,601,135)
Class B		(380,653)		(4,084,804)
Class C		(743,760)		(4,719,501)
Class I		(47,527)		(197,678)

Total distributions to shareholders		(5,549,128)		(35,603,118)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	1,908,294	29,618,445	12,686,585	198,974,153
Class B	411,981	6,390,735	2,034,101	31,550,020
Class C	1,010,932	15,680,605	4,810,872	73,885,999
Class I	163,505	2,425,288	122,415	1,896,752

		54,115,073		306,306,924

Net asset value of shares issued in reinvestment of distributions
Class A	249,868	3,739,019	1,486,855	22,863,902
Class B	19,114	285,014	216,323	3,315,020
Class C	28,257	420,232	173,803	2,685,810
Class I	2,926	43,575	11,619	178,396

		4,487,840		29,043,128

Automatic conversion of Class B shares to Class A shares
Class A	746,200	11,509,361	1,201,126	18,867,033
Class B	(746,329)	(11,509,361)	(1,201,207)	(18,867,033)

		0		0

Payment for shares redeemed
Class A	(3,491,270)	(52,919,483)	(9,101,394)	(142,751,195)
Class B	(612,944)	(9,405,735)	(1,494,569)	(23,290,405)
Class C	(893,652)	(13,411,220)	(967,860)	(15,077,940)
Class I	(35,202)	(532,754)	(105,044)	(1,622,594)

		(76,269,192)		(182,742,134)

Net increase (decrease) in net assets resulting from capital share transactions		(17,666,279)		152,607,918

Total increase (decrease) in net assets		(62,705,138)		264,905,529
Net assets
Beginning of period		711,937,779		447,032,250

End of period		$649,232,641		$711,937,779

Undistributed (overdistributed) net investment income		$8,296,491		$(18,250)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Utility and Telecommunications Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Options

The Fund may write covered put or call options. When a Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund's financial statements have not been impacted by the adoption of FIN 48.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the six months ended April 30, 2008, the advisory fee was equivalent to 0.42% of the Fund’s average daily net assets (on an annualized basis).

Crow Point Partners, LLC is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $96,783.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2008, the Fund paid brokerage commissions of $26,820 to Wachovia Securities, LLC.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended April 30, 2008, EIS received $52,982 from the sale of Class A shares and $25, $60,020 and $25,579 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $520,803,326 and $502,957,841, respectively, for the six months ended April 30, 2008.

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers and earned $36,321 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At April 30, 2008, the value of securities on loan and the total value of collateral received for securities loaned amounted to $72,416,554 and $102,355,197, respectively.

During the six months ended April 30, 2008, the Fund had written option activities as follows:

	Number of Contracts	Premiums Received

Options outstanding at October 31, 2007	0	$ 0
Options written	1,709	133,031
Options closed	(1,000)	(98,999)

Options outstanding at April 30, 2008	709	$ 34,032

Open call options written at April 30, 2008 were as follows:

Expiration Date	Security	Shares	Strike Price	Market Value	Premiums Received

05/17/2008	Visa, Inc.	709	$ 85	$ 159,525	$ 34,032

As of April 30, 2008, the Fund received $56,531 in segregated cash as collateral for written call options.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $658,427,629. The gross unrealized appreciation and depreciation on securities based on tax cost was $122,379,651 and $2,500,227, respectively, with a net unrealized appreciation of $119,879,424.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of October 31, 2007, the Fund had $83,843,188 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an inter-fund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended April 30, 2008, the Fund had average borrowings outstanding of $31,965 (on an annualized basis) at an average rate of 4.09% and paid interest of $1,307.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

13. SUBSEQUENT DISTRIBUTIONS

On June 12, 2008, the Fund declared distributions from net investment income to shareholders of record on June 11, 2008. The per share amounts payable on June 13, 2008 were as follows:

Net Investment Income

Class A	$ 0.3193
Class B	$ 0.2884
Class C	$ 0.2902
Class I	$ 0.3260

These distributions are not reflected in the accompanying financial statements.

25

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS

Dennis H.Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

[1]

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

[2]	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
[3]	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4]	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

566672 rv5 06/2008

Evergreen Health Care Fund

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2008

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Health Care Fund for the six-month period ended April 30, 2008 (the “six-month period”).

U.S. equity prices fell over the six-month period in the face of heightened investor anxieties about economic threats that first surfaced in housing and the subprime mortgages. Most major stock market benchmarks suffered steep declines over the first five months of the six-month period before rallying sharply in the final month on hopes that the aggressive actions of the Federal Reserve Board (the “Fed”) would help avert a significant economic slump and stabilize the economy. For the full six-month period, however, stock valuations fell across all market capitalizations, investment styles and regions. Widespread credit problems, meanwhile, exerted a major influence on the fixed income markets. Treasuries and other high-quality securities rallied, while the prices of corporate bonds and many asset-backed securities fell in a general investor flight to quality. As occurred in the equity market, these general trends reversed themselves in the final month of the six-month period, with high yield corporate bonds and other credit-sensitive securities rallying. Over the six-month period, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

After growing briskly during the early months of 2007, the U.S. economy slowed significantly in late 2007 and early 2008. Economic growth decelerated as lending for ordinary consumer and commercial activity dried up, accentuating the

LETTER TO SHAREHOLDERS continued

weakening effects of declining home prices. Corporate profits, employment and other key economic indicators showed clear evidence of deterioration. Gross Domestic Product growth decelerated to a paltry 0.6% rate during the final quarter of 2007 and a marginally better 0.9% pace for the first quarter of 2008. Much of the strength early in 2008 came from exports and government spending, rather than from any noticeable improvements in consumer spending, business investment or housing. To reinvigorate the economy and stimulate lending activity, the Fed became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Meanwhile, Congress and the Bush administration rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, managers of Evergreen’s sector funds focused on specific areas of the equity markets. The team supervising Evergreen Health Care Fund, for example, kept the fund well-diversified among health care corporations of different sizes, geographies and industry groups. At the same time, managers of Evergreen Utility and Telecommunications Fund emphasized companies with improving business fundamentals.

The experiences over the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one

LETTER TO SHAREHOLDERS continued

market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer

Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of April 30, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Robert C. Junkin, CPA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/22/1999

Class inception date	Class A 12/22/1999	Class B 12/22/1999	Class C 12/22/1999	Class I 12/22/1999

Nasdaq symbol	EHABX	EHCBX	EHCCX	EHCYX

6-month return with sales charge	-17.28%	-16.58%	-13.35%	N/A

6-month return w/o sales charge	-12.22%	-12.59%	-12.55%	-12.15%

Average annual return*

1-year with sales charge	-14.59%	-14.20%	-10.91%	N/A

1-year w/o sales charge	-9.40%	-10.09%	-10.09%	-9.19%

5-year	9.94%	10.19%	10.46%	11.55%

Since portfolio inception	15.08%	15.06%	15.05%	16.20%

Maximum sales charge	5.75% Front-end	5.00% CDSC	1.00% CDSC	N/A

*        Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

Comparison of a $10,000 investment in the Evergreen Health Care Fund Class A shares versus a similar investment in the S&P 1500 Supercomposite Healthcare Sector Index (S&P 1500 Healthcare), the S&P 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 1500 Healthcare and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Funds that concentrate their investments in a single industry or sector may face increased risk of price fluctuation over more diversified funds due to adverse developments within that industry or sector.

Mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, mid cap securities may decline significantly in market downturns.

Non-diversified funds may face increased risk of price fluctuation over more diversified funds due to adverse developments within certain sectors.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of April 30, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2007	Ending Account Value 4/30/2008	Expenses Paid During Period*

Actual
Class A	$1,000.00	$877.75	$7.61
Class B	$1,000.00	$874.13	$11.04
Class C	$1,000.00	$874.51	$11.09
Class I	$1,000.00	$878.52	$6.45
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,016.76	$8.17
Class B	$1,000.00	$1,013.08	$11.86
Class C	$1,000.00	$1,013.03	$11.91
Class I	$1,000.00	$1,018.00	$6.92

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (1.63% for Class A, 2.37% for Class B, 2.38% for Class C and 1.38% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS A	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$23.09	$20.93	$19.38	$17.84	$16.97	$12.02

Income from investment operations
Net investment income (loss)	(0.05)	(0.09)	(0.12)[1]	(0.10)[1]	(0.15)[1]	(0.17)[1]
Net realized and unrealized gains or losses on investments	(2.61)	2.86	2.80	2.77	1.16	5.12

Total from investment operations	(2.66)	2.77	2.68	2.67	1.01	4.95

Distributions to shareholders from
Net realized gains	(1.79)	(0.61)	(1.13)	(1.13)	(0.14)	0

Net asset value, end of period	$18.64	$23.09	$20.93	$19.38	$17.84	$16.97

Total return[2]	(12.22)%	13.57%	14.46%	15.58%	6.02%	41.18%

Ratios and supplemental data
Net assets, end of period (thousands)	$133,991	$161,559	$148,460	$114,141	$92,378	$55,982
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.63%[3]	1.64%	1.69%	1.62%	1.72%	2.03%
Expenses excluding waivers/reimbursements and expense reductions	1.67%[3]	1.66%	1.70%	1.75%	1.82%	2.03%
Net investment income (loss)	(0.45)%[3]	(0.41)%	(0.63)%	(0.56)%	(0.81)%	(1.17)%
Portfolio turnover rate	17%	71%	41%	79%	69%	154%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS B	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$21.60	$19.76	$18.47	$17.17	$16.45	$11.74

Income from investment operations
Net investment income (loss)	(0.11)[1]	(0.31)	(0.26)	(0.24)	(0.25)	(0.26)[1]
Net realized and unrealized gains or losses on investments	(2.44)	2.76	2.68	2.67	1.11	4.97

Total from investment operations	(2.55)	2.45	2.42	2.43	0.86	4.71

Distributions to shareholders from
Net realized gains	(1.79)	(0.61)	(1.13)	(1.13)	(0.14)	0

Net asset value, end of period	$17.26	$21.60	$19.76	$18.47	$17.17	$16.45

Total return[2]	(12.59)%	12.73%	13.72%	14.74%	5.29%	40.12%

Ratios and supplemental data
Net assets, end of period (thousands)	$60,003	$88,967	$97,682	$93,319	$90,268	$75,251
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.37%[3]	2.35%	2.39%	2.31%	2.43%	2.76%
Expenses excluding waivers/reimbursements and expense reductions	2.37%[3]	2.35%	2.40%	2.44%	2.53%	2.76%
Net investment income (loss)	(1.24)%[3]	(1.12)%	(1.32)%	(1.25)%	(1.53)%	(1.87)%
Portfolio turnover rate	17%	71%	41%	79%	69%	154%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS C	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$21.58	$19.74	$18.46	$17.16	$16.44	$11.73

Income from investment operations
Net investment income (loss)	(0.11)	(0.26)	(0.23)	(0.21)	(0.23)	(0.26)[1]
Net realized and unrealized gains or losses on investments	(2.43)	2.71	2.64	2.64	1.09	4.97

Total from investment operations	(2.54)	2.45	2.41	2.43	0.86	4.71

Distributions to shareholders from
Net realized gains	(1.79)	(0.61)	(1.13)	(1.13)	(0.14)	0

Net asset value, end of period	$17.25	$21.58	$19.74	$18.46	$17.16	$16.44

Total return[2]	(12.55)%	12.74%	13.67%	14.75%	5.29%	40.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$54,314	$66,280	$65,655	$54,620	$47,667	$34,629
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	2.38%[3]	2.35%	2.39%	2.31%	2.43%	2.76%
Expenses excluding waivers/reimbursements and expense reductions	2.38%[3]	2.35%	2.40%	2.44%	2.53%	2.76%
Net investment income (loss)	(1.20)%[3]	(1.12)%	(1.33)%	(1.26)%	(1.52)%	(1.88)%
Portfolio turnover rate	17%	71%	41%	79%	69%	154%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Excluding applicable sales charges
3	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS I	Six Months Ended April 30, 2008 (unaudited)	Year Ended October 31,

		2007	2006	2005	2004	2003

Net asset value, beginning of period	$23.64	$21.36	$19.70	$18.07	$17.13	$12.11

Income from investment operations
Net investment income (loss)	(0.02)[1]	(0.02)[1]	(0.07)[1]	(0.04)[1]	(0.09)[1]	(0.13)[1]
Net realized and unrealized gains or losses on investments	(2.69)	2.91	2.86	2.80	1.17	5.15

Total from investment operations	(2.71)	2.89	2.79	2.76	1.08	5.02

Distributions to shareholders from
Net realized gains	(1.79)	(0.61)	(1.13)	(1.13)	(0.14)	0

Net asset value, end of period	$19.14	$23.64	$21.36	$19.70	$18.07	$17.13

Total return	(12.15)%	13.86%	14.80%	15.90%	6.37%	41.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,327	$9,535	$14,210	$10,848	$11,516	$3,314
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.38%[2]	1.35%	1.39%	1.31%	1.39%	1.75%
Expenses excluding waivers/reimbursements and expense reductions	1.38%[2]	1.35%	1.40%	1.44%	1.49%	1.75%
Net investment income (loss)	(0.18)%[2]	(0.11)%	(0.33)%	(0.22)%	(0.48)%	(0.86)%
Portfolio turnover rate	17%	71%	41%	79%	69%	154%

1	Net investment income (loss) per share is based on average shares outstanding during the period.
2	Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS
April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 94.1%
CONSUMER STAPLES 3.7%
Food & Staples Retailing 2.7%
CVS Caremark Corp.	169,813	$6,855,351

Food Products 1.0%
Archer Daniels Midland Co.	59,000	2,599,540

HEALTH CARE 82.7%
Biotechnology 19.4%
Alexion Pharmaceuticals, Inc. *	75,352	5,303,274
Amgen, Inc. *	60,749	2,543,561
Antisoma plc *	1,648,500	850,084
Biogen Idec, Inc. *	35,697	2,166,451
BioMarin Pharmaceutical, Inc. * ρ	120,759	4,402,873
Celgene Corp. *	50,328	3,127,382
Cephalon, Inc. * ρ	58,000	3,619,780
Cepheid *	79,178	1,549,513
Gen-Probe, Inc. *	69,331	3,907,495
Genentech, Inc. *	21,116	1,440,111
Human Genome Sciences, Inc. * ρ	183,873	1,204,368
Incyte Corp. *	212,710	2,307,904
Indevus Pharmaceuticals, Inc. * ρ	264,927	1,274,299
Isis Pharmaceuticals, Inc. * ρ	236,337	2,784,050
Orchid Cellmark, Inc. *	278,634	713,303
OSI Pharmaceuticals, Inc. * ρ	72,025	2,495,666
Regeneron Pharmaceuticals, Inc. *	89,000	1,746,180
Theratechnologies, Inc. *	512,000	3,787,133
Theravance, Inc. * ρ	145,000	1,811,050
United Therapeutics Corp. * ρ	32,500	2,746,250

		49,780,727

Health Care Equipment & Supplies 23.5%
Abiomed, Inc. * ρ	120,099	1,752,245
ArthroCare Corp. *	109,000	4,911,540
Axis-Shield plc	35,000	202,699
Baxter International, Inc.	49,000	3,053,680
Beckman Coulter, Inc.	47,000	3,210,100
Becton, Dickinson & Co.	36,000	3,218,400
Boston Scientific Corp. *	227,000	3,025,910
Covidien, Ltd.	86,000	4,015,340
ev3, Inc. * ρ	207,000	1,720,170
Fresenius SE	39,660	3,354,666
Hologic, Inc. *	102,000	2,977,380
Hospira, Inc. *	70,141	2,886,302
Inverness Medical Innovations, Inc. *	90,000	3,330,000
Medipattern Corp. *	495,887	576,040
Medtronic, Inc.	102,000	4,965,360

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
NMT Medical, Inc. * ρ	216,498	$1,082,490
Smith & Nephew plc	209,000	2,715,109
St. Jude Medical, Inc. *	77,253	3,382,136
Thoratec Corp. *	170,000	2,718,300
TranS1, Inc. * ρ	88,000	1,148,400
Varian Medical Systems, Inc. *	61,000	2,859,680
Zoll Medical Corp. *	96,000	3,204,480

		60,310,427

Health Care Providers & Services 9.1%
Aetna, Inc.	29,000	1,264,400
Brookdale Senior Living, Inc. ρ	51,485	1,347,877
Cardinal Health, Inc.	101,500	5,285,105
CIGNA Corp.	29,000	1,238,590
Emeritus Corp. * ρ	171,000	4,215,150
Fresenius Medical Care AG & Co. KGaA	55,713	2,956,381
McKesson Corp.	47,000	2,449,640
Medco Health Solutions, Inc. *	45,000	2,229,300
Psychiatric Solutions, Inc. * ρ	66,500	2,308,215

		23,294,658

Health Care Technology 1.2%
Cerner Corp. * ρ	69,000	3,192,630

Life Sciences Tools & Services 10.8%
AMAG Pharmaceuticals, Inc. * ρ	97,765	4,011,298
Applera Corp. – Applied Biosystems Group	88,114	2,811,718
Bio-Rad Laboratories, Inc., Class A *	34,265	2,855,988
Enzo Biochem, Inc. * ρ	325,000	2,658,500
Helicos BioSciences Corp. * ρ	90,000	535,500
PerkinElmer, Inc.	92,500	2,456,800
Pharmaceutical Product Development, Inc.	77,000	3,189,340
Qiagen NV * ρ	79,000	1,754,590
Sequenom, Inc. * ρ	92,383	583,860
Sequenom, Inc. * + ☐	88,600	557,294
Thermo Fisher Scientific, Inc. *	108,109	6,256,268

		27,671,156

Pharmaceuticals 18.7%
Abbott Laboratories	98,845	5,214,074
Auxilium Pharmaceuticals, Inc. * ρ	118,500	3,643,875
Biodel, Inc. ρ	88,000	1,217,920
Bristol-Myers Squibb Co.	135,936	2,986,514
Chugai Pharmaceutical Co., Ltd.	140,000	1,939,452
Eurand NV *	166,118	2,649,582

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Forest Laboratories, Inc. *	126,000	$4,373,460
Inspire Phamaceuticals, Inc. *	120,000	411,600
Ipsen	86,852	5,307,708
Merck & Co., Inc.	112,642	4,284,902
Merck KGaA	21,560	3,061,033
Novartis AG, ADR	48,300	2,430,939
Roche Holding AG	16,642	2,763,007
Schering-Plough Corp.	144,000	2,651,040
Sepracor, Inc. *	90,000	1,939,500
Sirtris Pharmaceuticals, Inc. * ρ	45,875	1,025,306
Spectrum Pharmaceuticals, Inc. * ρ	274,055	523,445
Teva Pharmaceutical Industries, Ltd., ADR	35,000	1,637,300

		48,060,657

MATERIALS 7.7%
Chemicals 7.7%
Bayer AG ρ	191,364	16,323,666
Syngenta AG	11,000	3,271,041

		19,594,707

Total Common Stocks (cost $221,427,306)		241,359,853

RIGHTS 0.0%
HEALTH CARE 0.0%
Pharmaceuticals 0.0%
Valera Pharmaceuticals, Inc. * ☐ (cost $0)	410,964	0

	Principal Amount	Value

SHORT-TERM INVESTMENTS 27.9%
CORPORATE BONDS 1.2%
Consumer Finance 0.4%
Toyota Motor Credit Corp., FRN, 2.25%, 05/08/2008 ρρ	$1,000,000	999,987

Diversified Financial Services 0.8%
Bank of America Corp., FRN, 2.49%, 06/13/2008 ρρ	2,000,000	1,999,142

	Shares	Value

MUTUAL FUND SHARES 26.7%
BGI Prime Money Market Fund, Premium Shares, 2.82% q ρρ	11,382,934	11,382,934
BlackRock Liquidity TempFund, Institutional Class, 2.88% q ρρ	11,384,028	11,384,028
Evergreen Institutional Money Market Fund, Class I, 2.78% q ρρ ø	18,469,333	18,469,333

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued
April 30, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES continued
Evergreen Institutional U.S. Government Money Market Fund, Class I, 2.22% q ø	15,950,104	$15,950,104
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional Class, 2.93% q ρρ	11,458,252	11,458,252

		68,644,651

Total Short-Term Investments (cost $71,644,651)		71,643,780

Total Investments (cost $293,071,957) 122.0%		313,003,633
Other Assets and Liabilities (22.0%)		(56,368,394)

Net Assets 100.0%		$256,635,239

*	Non-income producing security
ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR	American Depository Receipt
FRN	Floating Rate Note

The following table shows the percent of total long-term investments by industry as of April 30, 2008:

Health Care Equipment & Supplies	25.0%
Biotechnology	20.6%
Pharmaceuticals	19.9%
Life Sciences Tools & Services	11.5%
Health Care Providers & Services	9.7%
Chemicals	8.1%
Food & Staples Retailing	2.8%
Health Care Technology	1.3%
Food Products	1.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (unaudited)

Assets
Investments in securities, at value (cost $258,652,520) including $53,183,460 of securities loaned	$278,584,196
Investments in affiliated money market funds, at value (cost $34,419,437)	34,419,437

Total investments	313,003,633
Foreign currency, at value (cost $244,478)	240,621
Receivable for Fund shares sold	112,716
Dividends receivable	599,265
Receivable for securities lending income	75,919
Prepaid expenses and other assets	7,215

Total assets	314,039,369

Liabilities
Payable for Fund shares redeemed	1,318,928
Payable for securities on loan	55,694,547
Due to custodian bank	320,447
Advisory fee payable	6,334
Distribution Plan expenses payable	4,059
Due to other related parties	342
Accrued expenses and other liabilities	59,473

Total liabilities	57,404,130

Net assets	$256,635,239

Net assets represented by
Paid-in capital	$227,229,967
Undistributed net investment loss	(1,151,901)
Accumulated net realized gains on investments	10,629,693
Net unrealized gains on investments	19,927,480

Total net assets	$256,635,239

Net assets consists of
Class A	$133,990,883
Class B	60,003,498
Class C	54,313,700
Class I	8,327,158

Total net assets	$256,635,239

Shares outstanding (unlimited number of shares authorized)
Class A	7,188,946
Class B	3,475,815
Class C	3,148,644
Class I	434,966

Net asset value per share
Class A	$18.64
Class A — Offering price (based on sales charge of 5.75%)	$19.78
Class B	$17.26
Class C	$17.25
Class I	$19.14

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $113,110)	$1,255,557
Income from affiliate	249,428
Securities lending	163,227

Total investment income	1,668,212

Expenses
Advisory fee	1,277,984
Distribution Plan expenses
Class A	212,500
Class B	364,985
Class C	296,275
Administrative services fee	142,856
Transfer agent fees	386,634
Trustees' fees and expenses	3,334
Printing and postage expenses	35,831
Custodian and accounting fees	55,379
Registration and filing fees	46,036
Professional fees	17,194
Other	4,169

Total expenses	2,843,177
Less: Expense reductions	(2,635)
Fee waivers and expense reimbursements	(28,788)

Net expenses	2,811,754

Net investment loss	(1,143,542)

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	11,623,955
Foreign currency related transactions	27,053

Net realized gains on investments	11,651,008
Net change in unrealized gains or losses on investments	(50,418,744)

Net realized and unrealized gains or losses on investments	(38,767,736)

Net decrease in net assets resulting from operations	$(39,911,278)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (unaudited)		Year Ended October 31, 2007

Operations
Net investment loss		$(1,143,542)		$(2,455,864)
Net realized gains on investments		11,651,008		28,766,595
Net change in unrealized gains or losses on investments		(50,418,744)		13,654,111

Net increase (decrease) in net assets resulting from operations		(39,911,278)		39,964,842

Distributions to shareholders from
Net realized gains
Class A		(12,493,232)		(4,253,583)
Class B		(7,183,619)		(2,971,200)
Class C		(5,463,674)		(1,994,765)
Class I		(706,071)		(408,071)

Total distributions to shareholders		(25,846,596)		(9,627,619)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	732,160	14,516,593	1,998,055	42,781,867
Class B	107,013	1,980,274	250,697	5,053,199
Class C	275,553	5,151,835	582,205	11,667,136
Class I	87,041	1,720,731	123,827	2,724,254

		23,369,433		62,226,456

Net asset value of shares issued in reinvestment of distributions
Class A	550,477	11,312,312	186,494	3,867,888
Class B	336,504	6,427,232	137,029	2,676,177
Class C	197,457	3,767,474	75,186	1,466,875
Class I	31,247	659,005	17,976	380,733

		22,166,023		8,391,673

Automatic conversion of Class B shares to Class A shares
Class A	501,513	9,759,023	244,282	5,273,563
Class B	(540,119)	(9,759,023)	(260,594)	(5,273,563)

		0		0

Payment for shares redeemed
Class A	(1,591,869)	(30,748,414)	(2,524,202)	(54,309,976)
Class B	(546,482)	(9,901,875)	(952,328)	(19,244,908)
Class C	(395,227)	(7,077,449)	(912,043)	(18,392,946)
Class I	(86,686)	(1,755,297)	(403,747)	(8,673,922)

		(49,483,035)		(100,621,752)

Net decrease in net assets resulting from capital share transactions		(3,947,579)		(30,003,623)

Total increase (decrease) in net assets		(69,705,453)		333,600
Net assets
Beginning of period		326,340,692		326,007,092

End of period		$256,635,239		$326,340,692

Undistributed net investment loss		$(1,151,901)		$(8,359)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Health Care Fund (the “Fund”) is a non-diversified series of Evergreen Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.70% as average daily net assets increase. For the six months ended April 30, 2008, the advisory fee was equivalent to 0.89% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2008, EIMC voluntarily waived its advisory fee in the amount of $583 and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $28,205.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended April 30, 2008, the transfer agent fees were equivalent to an annual rate of 0.27% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended April 30, 2008, the Fund paid brokerage commissions of $2,950 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A and 1.00% of the average daily net assets for each of Class B and Class C shares. Prior to April 1, 2008, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A shares.

For the six months ended April 30, 2008, EIS received $10,318 from the sale of Class A shares and $19,938, $55,624, and $2,127 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $46,716,589 and $74,051,411, respectively, for the six months ended April 30, 2008.

During the six months ended April 30, 2008, the Fund loaned securities to certain brokers and earned $6,925 in affiliated income relating to securities lending activity which is included in income from affiliate on the Statement of Operations. At April 30, 2008, the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

value of securities on loan and the total value of collateral received for securities loaned amounted to $53,183,460 and $55,694,547, respectively.

On April 30, 2008, the aggregate cost of securities for federal income tax purposes was $293,799,331. The gross unrealized appreciation and depreciation on securities based on tax cost was $44,641,032 and $25,436,730, respectively, with a net unrealized appreciation of $19,204,302.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%. During the six months ended April 30, 2008, the Fund had no borrowings.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry and, therefore, may be more affected by changes in that industry than would be a comparable mutual fund that is not heavily weighted in any industry.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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TRUSTEES AND OFFICERS
TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Chairman of the Finance Committee, Member of the Executive Committee, and Former Treasurer, Cambridge College

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 53 portfolios as of 12/31/2007)

Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former Director, Lincoln Educational Services

Carol A. Kosel[1] Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

TRUSTEES AND OFFICERS continued
Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Director, Old State House Association; Former Trustee, Saint Joseph College (CT)

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and Assistant General Counsel, Wachovia Corporation

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investments Co., Inc.; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 94 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.
3	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566668 rv5 06/2008

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust

By:

Dennis H. Ferro, Principal Executive Officer

Date: June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

Dennis H. Ferro, Principal Executive Officer

Date: June 30, 2008

By:

Jeremy Depalma Principal Financial Officer

Date: June 30, 2008